CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Aldagen Inc [Member]	Common Stock [Member]	Common Stock [Member] Aldagen Inc [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Aldagen Inc [Member]	Retained Earnings [Member]	Common Stock Issuable [Member]	Accumulated Deficit During Development Stage [Member] Aldagen Inc [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Series B Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Employees and Directors [Member]	Employees and Directors [Member] Common Stock [Member]	Employees and Directors [Member] Additional Paid-In Capital [Member]	Employees and Directors [Member] Retained Earnings [Member]	Employees and Directors [Member] Series A Preferred Stock [Member]	Employees and Directors [Member] Series B Preferred Stock [Member]	Employees and Directors [Member] Series D Preferred Stock [Member]	Other Parties [Member]	Other Parties [Member] Common Stock [Member]	Other Parties [Member] Additional Paid-In Capital [Member]	Other Parties [Member] Retained Earnings [Member]	Other Parties [Member] Series A Preferred Stock [Member]	Other Parties [Member] Series B Preferred Stock [Member]	Other Parties [Member] Series D Preferred Stock [Member]	Promissory Note Payable To JP Nevada Trust [Member] Additional Paid-In Capital [Member]
Balance at Dec. 31, 1999
Issuance of Series B redeemable convertible preferred stock														$ 5,942,240
Issuance of Series B redeemable convertible preferred stock (in shares)														6,000,000
Balance at Dec. 31, 2001														0
Balance (in shares) at Dec. 31, 2001														6,000,000
Balance at Mar. 02, 2000		0		0		0			0					0	0	0	0	0
Balance (in shares) at Mar. 02, 2000				0										0	0	0	0	0
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000		900		900		0			0					0	0	0	0	0
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000 (in shares)				900,000										0	0	0	0	0
Net loss attributable to common stockholders		(275,472)		0		0			(275,472)					0	0	0	0	0
Issuance of common stock to consultants at $0.001 per share for services in April 2000		111		111		0			0					0	0	0	0	0
Issuance of common stock to consultants at $0.001 per share for services in April 2000 (in shares)				111,000										0	0	0	0	0
Issuance of common stock for technology and services at fair value		30,000		300		29,700			0					0	0	0	0	0
Issuance of common stock for technology and services at fair value (in shares)				300,000										0	0	0	0	0
Issuance of restricted common stock to employees at $0.01 per share for cash in September 2000		6,000		600		5,400			0					0	0	0	0	0
Issuance of restricted common stock to employees at $0.01 per share for cash in September 2000 (in shares)				600,000										0	0	0	0	0
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share				0										3,000,000	0	0	0	0
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share (in shares)		0		0		0			0					2,975,029	0	0	0	0
Revaluation of restricted stock to founders		5,000		0		5,000			0					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(48,657)		0		(40,100)			(8,557)					48,657	0	0	0	0
Balance at Dec. 31, 2000		(282,118)		1,911		0			(284,029)					3,023,686	0	0	0	0
Balance (in shares) at Dec. 31, 2000				1,911,000										3,000,000	0	0	0	0
Balance at Mar. 02, 2000		0
Net loss attributable to common stockholders		(70,285,605)
Accretion of redeemable convertible preferred stock		(22,978,714)
Balance at Dec. 31, 2011		(74,302,306)
Balance at Dec. 31, 2000		(282,118)		1,911		0			(284,029)					3,023,686	0	0	0	0
Balance (in shares) at Dec. 31, 2000				1,911,000										3,000,000	0	0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		33,721		0		33,721			0					0	0	0	0	0
Net loss attributable to common stockholders		(1,988,196)		0		0			(1,988,196)					0	0	0	0	0
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share		0		0		0			0					2,967,211	0	0	0	0
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share (in shares)				0										3,000,000	0	0	0	0
Revaluation of restricted stock to founders		30,000		0		30,000			0					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(331,997)		0		64,456			267,541					(331,997)	0	0	0	0
Issuance of preferred stock warrants		33,721		0		33,721			0					0	0	0	0	0
Beneficial conversion feature		735		0		735			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value				0										0	0	0	0	0
Balance at Dec. 31, 2001		(2,537,855)		1,911		0			(2,539,766)					0	0	0	0	0
Balance (in shares) at Dec. 31, 2001				1,911,000										6,000,000	0	0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		127,500		0		127,500			0					0	0	0	0	0
Net loss attributable to common stockholders		(3,572,625)		0		0			(3,572,625)					0	0	0	0	0
Revaluation of restricted stock to founders		60,270		0		60,270			0					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(489,821)		0		317,351			172,470					(489,821)	0	0	0	0
Issuance of preferred stock warrants		127,500		0		127,500			0					0	0	0	0	0
Beneficial conversion feature		127,500		0		127,500			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value		2,081		0		2,081			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	0	0
Balance at Dec. 31, 2002		(6,282,950)		1,911		0			(6,284,861)					6,812,715	0	0	0	0
Balance (in shares) at Dec. 31, 2002				1,911,000										6,000,000
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		10,755		0		10,755			0					0	0	0	0	0
Issuance of Series B redeemable convertible preferred stock		0		0		0			0					0	5,428,018	0	0	0
Issuance of Series B redeemable convertible preferred stock (in shares)				0										0	5,497,544	0	0	0
Net loss attributable to common stockholders		(4,505,763)		0		0			(4,505,763)					0	0	0	0	0
Revaluation of restricted stock to founders		45,000		0		45,000			0					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(834,914)		0		(69,984)			764,930					487,572	347,342	0	0	0
Issuance of preferred stock warrants		10,755		0		10,755			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value		14,229		0		14,229			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	0	0
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)				0										0	761,833	0	0	0
Balance at Dec. 31, 2003		(11,553,643)		1,911		0			(11,555,554)					7,300,287	6,537,193	0	0	0
Balance (in shares) at Dec. 31, 2003				1,911,000										6,000,000	6,259,377	0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		8,010		0		8,010			0					0	0	0	0	0
Issuance of Series B redeemable convertible preferred stock		0		0		0			0					0	3,738,630	0	0	0
Issuance of Series B redeemable convertible preferred stock (in shares)				0										0	3,755,623	0	0	0
Net loss attributable to common stockholders		(4,654,695)		0		0			(4,654,695)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(1,119,790)		0		(16,533)			(1,103,257)					0	487,581	632,209	0	0
Issuance of preferred stock warrants		8,010		0		8,010			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value		8,523		0		8,523			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	0	0
Issuance of Junior Preferred									6,000,000
Balance at Dec. 31, 2004		(17,311,595)		1,911		0			(17,313,506)					7,787,868	10,908,032	0	0	0
Balance (in shares) at Dec. 31, 2004				1,911,000										6,000,000	10,015,000	0	0	0
Conversion of Series B redeemable convertible preferred stock into common stock		1,500,000		1,500		1,498,500			0					0	(1,500,000)	0	0	0
Conversion of Series B redeemable convertible preferred stock into common stock (in shares)				1,500,000										0	(1,500,000)	0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable		1,282,271		0		1,282,271			0					0	0	0	0	0
Net loss attributable to common stockholders		(7,134,005)		0		0			(7,134,005)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(1,213,974)		0		1,213,974			0					487,516	726,458	0	0	0
Issuance of preferred stock warrants		1,282,271		0		1,282,271			0					0	0	0	0	0
Issuance of common stock options to consultants for services at fair value		45,975		0		45,975			0					0	169,685	0	0	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	0	0
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock															(1,500,000)
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)															(1,500,000)
Elimination of preferred stock dividends upon conversion to common stock		169,685		0		169,685			0					0	1,500,000	0	0	0
Establishment of FAS 150 preferred stock warrant liability		(1,282,271)		0		(1,282,271)			0					0	0	0	0	0
Balance at Dec. 31, 2005		(23,943,914)		3,411		500,186			(24,447,511)					8,275,384	9,964,805	0	0	0
Balance (in shares) at Dec. 31, 2005				3,411,000										6,000,000	8,515,000	0	0	0
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000		0		0		0			0					(8,741,917)	(10,634,303)	8,302,580	0	0
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000 (in shares)				0										(6,000,000)	(8,515,000)	14,515,000	0	0
Issuance of Series B redeemable convertible preferred stock (in shares)																	6,518,333
Net loss attributable to common stockholders		(5,776,177)		0		0			(5,776,177)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(1,222,435)		0		(521,334)			(701,101)					466,533	669,498	45,388	41,016	0
Issuance of common stock options to consultants for services at fair value		0		0		0			0					0	0	0	30,500	0
Issuance of common stock options to consultants for services at fair value (in shares)				0										0	0	0	41,907	0
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock		0		0		0			0					0	0	0	4,331,720	0
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)				0										0	0	0	5,951,801	0
Elimination of preferred stock dividends upon conversion to common stock														2,730,083	2,137,462
Share-based compensation expense		21,148		0		21,148			0					0	0	0	0	0
Issuance of Series C redeemable convertible preferred stock		0		0		0			0					0	0	0	6,518,333	0
Issuance of Series C redeemable convertible preferred stock (in shares)				0										0	0	0	9,131,243	0
Gain on redemption of certain preferred stock, warrants, and other securities		14,517,817		0		0			14,517,817					0	0	0	0	0
Balance at Dec. 31, 2006		(16,403,561)		3,411		0			(16,406,972)					0	0	8,347,968	10,921,569	0
Balance (in shares) at Dec. 31, 2006				3,411,000										0	0	14,515,000	15,124,951	0
Issuance of Series B redeemable convertible preferred stock		0		0		0			0					0	0	0	6,904,296	0
Issuance of Series B redeemable convertible preferred stock (in shares)				0										0	0	0	9,618,028	0
Net loss attributable to common stockholders		(6,701,446)		0		0			(6,701,446)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(2,119,421)		0		135,011			1,984,410					0	0	1,035,403	1,084,018	0
Share-based compensation expense		93,471		0		93,471								0	0	0	0	0
Issuance of common stock		41,749		209		41,540			0					0	0	0	0	0
Issuance of common stock (in shares)		208,747		208,747										0	0	0	0	0
Balance at Dec. 31, 2007		(25,089,208)		3,620		0			(25,092,828)					0	0	9,383,371	18,909,883	0
Balance (in shares) at Dec. 31, 2007				3,619,747										0	0	14,515,000	24,742,979	0
Issuance of Series B redeemable convertible preferred stock																		18,321,910
Issuance of Series B redeemable convertible preferred stock (in shares)																		17,636,655
Net loss attributable to common stockholders		(10,179,446)		0		0			(10,179,446)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(3,588,368)		0		(310,771)			3,277,597					0	0	1,038,240	(1,492,096)	(1,058,032)
Share-based compensation expense		310,771		0		310,771			0					0	0	0	0	0
Balance at Dec. 31, 2008		(38,546,251)		3,620		0			(38,549,871)					0	0	10,421,611	20,401,979	19,379,942
Balance (in shares) at Dec. 31, 2008				3,619,747										0	0	14,515,000	24,742,979	17,636,655
Net loss attributable to common stockholders		(8,986,202)		0		0			(8,986,202)					0	0	0	0	0
Accretion of redeemable convertible preferred stock		(4,003,261)		0		(1,179,508)			(2,823,753)					0	0	(1,035,403)	(1,488,133)	1,479,725
Beneficial conversion feature		839,211				839,211
Share-based compensation expense		337,834		0		337,834			0					0	0	0	0	0
Issuance of common stock		2,468		5		2,463
Issuance of common stock (in shares)		5,076		5,076
Balance at Dec. 31, 2009	976,051	(50,356,201)	3,727	3,625	41,827,199	0	(40,854,892)		(50,359,826)	10	7	0		0	0	11,457,014	21,890,112	20,859,667
Balance (in shares) at Dec. 31, 2009			37,273,628	3,624,823						97,663	65,784	0		0	0	14,515,000	24,742,979	17,636,655
Series D Preferred stock and warrants issued pursuant to private placement completed in Second Quarter	3,227,124		0		3,227,124					0	0	0
Series D Preferred stock and warrants issued pursuant to private placement completed in Second Quarter (in shares)			0							0	0	3,650
Dividends accrued on Series A, B and D stock	275,068		0		275,068					0	0	0
Dividends accrued on Series A, B and D stock (in shares)			0							0	0	0
Common stock issued upon exercise of August 2009 warrants	165,703		28		165,675		0			0	0	0
Common stock issued upon exercise of August 2009 warrants (in shares)			274,251							0	0	0
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	0
Write off of deferred financing costs for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	0
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	165,573		0		165,573		0			0	0	0
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable	655,260		0		655,260		0			0	0	0
Issuance of Series B redeemable convertible preferred stock		0		0		0			0					0	0	0	0	0
Issuance of Series B redeemable convertible preferred stock (in shares)				0										0	0	4,926	0	0
Proceeds from Issuance of Private Placement	1,500,000
Net loss attributable to common stockholders	(6,816,751)	(9,716,014)	0	0	0	0	(6,816,751)		(9,716,014)	0	0	0		0	0	0	0	0
Accretion of redeemable convertible preferred stock		(4,003,265)		0		(366,084)			3,637,181					0	0	(1,035,405)	(1,488,135)	1,479,725
Issuance of preferred stock warrants	655,260		0		655,260		0			0	0	0
Share-based compensation expense		365,089		0		365,089			0					0	0	0	0	0
Issuance of common stock		0		5		995			0					0	0	0	0	0
Issuance of common stock (in shares)		5,000		5,000										0	0	0	0	0
Issuance of Junior Preferred (in shares)																		0
Stock-based compensation related to options and warrants issued for services rendered by -
Employees and Directors, Other parties	50,692																			0	0	360,269	0	0	0		0	0	50,692	0	0	0
Balance at Dec. 31, 2010	(79,252)	(63,709,391)	4,410	3,630	47,587,964	0	(47,671,643)		(63,713,021)	10	7	0		0	0	12,492,419	23,378,247	22,339,392
Balance (in shares) at Dec. 31, 2010			44,103,743	3,629,823						97,663	65,784	3,315		0	0	14,519,926	24,742,979	17,636,655
Dividends accrued on Series A, B and D stock	(346,236)				(346,236)
Dividends on Series D stock, paid in Common shares	333,556		72		333,484
Dividends on Series D stock, paid in Common shares (in shares)			714,126
Common stock issued upon exercise of August 2009 warrants	191,026		37		190,989
Common stock issued upon exercise of August 2009 warrants (in shares)			374,561
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	1,434,322				1,434,322
Write off of deferred financing costs for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	136,543				(136,543)
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable	545,750																																545,750
Equity issued pursuant to offering completed	325,000		98		324,902
Equity issued pursuant to offering completed (in shares)			984,850
Conversion of 12% Convertible Promissory Notes completed in Fourth Quarter 2011	769,965		120		769,845
Conversion of 12% Convertible Promissory Notes completed in Fourth Quarter 2011 (in shares)			1,200,000
Dividends on Series D stock, paid in Common shares (in shares)			714,126
Proceeds from Issuance of Private Placement	325,000
Net loss attributable to common stockholders	(3,510,515)	(6,795,564)		0		0	(3,510,515)		(6,795,564)					0	0	0	0	0
Issuance of common stock for technology and services at fair value	0
Accretion of redeemable convertible preferred stock		(4,002,811)		0		(205,460)			3,797,351					0	0	1,035,402	1,488,134	1,479,275
Issuance of preferred stock warrants	545,750																																545,750
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)			34,153									(15)
Share-based compensation expense		205,460		0		205,460			0					0	0	0	0	0
Issuance of common stock		3,775
Stock-based compensation related to options and warrants issued for services rendered by -
Employees and Directors, Other parties	241,174																		241,174	0	0	241,174	0	0	0	64,006	0	0	64,006	0	0	0
Balance at Dec. 31, 2011	3,281,583	(74,302,306)	5,554	3,630	54,458,170	0	(51,182,158)		(74,305,936)	10	7			0	0	13,527,821	24,866,381	23,818,667
Balance (in shares) at Dec. 31, 2011			55,536,292	3,629,823						97,663	65,784	3,300		0	0	14,519,926	24,742,979	17,636,655
Dividends on Series D stock, paid in Common shares (in shares)			76,461
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	0
Write off of deferred financing costs for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	0
Equity issued pursuant to offering completed	5,000,000		423		4,999,577
Equity issued pursuant to offering completed (in shares)			4,231,192
Cash redemption of Series A stock	(101,569)				(101,559)					(10)
Cash redemption of Series A stock (in shares)										(97,663)
Cash redemption of Series B stock	(68,416)				(68,409)						(7)
Cash redemption of Series B stock (in shares)											(65,784)
Preferred stock and warrants issued pursuant to Aldagen acquisition completed in First Quarter	1,883,765				1,883,751								14
Preferred stock and warrants issued pursuant to Aldagen acquisition completed in First Quarter (in shares)													135,398
Common stock issued to Series D shareholders as inducement to convert outstanding shares	462,000		33		461,967
Common stock issued to Series D shareholders as inducement to convert outstanding shares (in shares)			330,000
Common stock issued upon conversion of Series E stock	34,204,548		1,340		34,203,222								(14)
Common stock issued upon conversion of Series E stock (in shares)			13,399,986										(135,398)
Common stock issued upon conversion of 4% Convertible Promissory Note	924,904		106		924,798
Common stock issued upon conversion of 4% Convertible Promissory Note (in shares)			1,062,500
Dividends accrued on Preferred stock	(13,562)				(13,562)
Dividends on Series D stock, paid in Common shares	82,500		8		82,492
Dividends on Series D stock, paid in Common shares (in shares)			76,461
Common stock issued upon exercise of Long-term Incentive Plan options	15,185		4		15,181
Common stock issued upon exercise of Long-term Incentive Plan options (in shares)			35,602
Common stock issued upon exercise of August 2008 warrants	584,672		58		584,614
Common stock issued upon exercise of August 2008 warrants (in shares)			584,672
Common stock issued upon exercise of August 2009 warrants	213,674		42		213,632
Common stock issued upon exercise of August 2009 warrants (in shares)			418,968
Common stock issued upon exercise of April 2010 warrants	1,521,028		283		1,520,745
Common stock issued upon exercise of April 2010 warrants (in shares)			2,833,493
Common stock issued upon exercise of Guarantor 2010 warrants	715,734		133		715,601
Common stock issued upon exercise of Guarantor 2010 warrants ( in shares)			1,333,334
Common stock issued upon exercise of October 2010 warrants	225,001		38		224,963
Common stock issued upon exercise of October 2010 warrants (in shares)			375,000
Common stock issued upon exercise of Guarantor 2011 warrants	791,667		158		791,509
Common stock issued upon exercise of Guarantor 2011 warrants (in shares)			1,583,335
Common stock issued in lieu of cash for fees earned by consultant	17,850		2		17,848
Common stock issued in lieu of cash for fees earned by consultant (in shares)			17,500
Common Stock Issuable Value In Lieu Of Cash For Consultant	17,850							17,850
Proceeds from Issuance of Private Placement	471,250							471,250					0
Net loss attributable to common stockholders	(19,798,058)						(19,798,058)
Issuance of common stock for technology and services at fair value	30,000
Conversion of bridge notes and accrued interest into redeemable convertible preferred stock (in shares)			7,460,350									(3,300)
Issuance of common stock	15,185											0	0
Issuance of common stock (in shares)	35,602
Stock-based compensation related to options and warrants issued for services rendered by -
Employees and Directors, Other parties																			1,751,107		1,751,107					275,924		275,924
Balance at Dec. 31, 2012	$ 38,003,911		$ 9,381		$ 108,485,646		$ (70,980,216)	$ 489,100
Balance (in shares) at Dec. 31, 2012			93,808,386